Financial instruments risks	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial instruments risks
35. Financial instruments risks
Presentation of Risk Management and Risk-Weighted Assets (RWA)
Strategies and processes
The General Risks Policy expresses the levels and types of risk the Group is willing to take to carry out its strategic plan, with no relevant deviations, even under stress conditions.
To achieve its goals, the Group uses a management model with two principles for the decision-making process:

•	Prudence: Materialized in relation to the management of the various risks acknowledged by the Group.

•	Anticipation: Refers to the adaptation capacity of risk management.
This process aims to be adequate, sufficiently proven, duly documented and periodically reviewed based on the changes of the Group’s risk profile and the market.
Structure and organization
The Group has a formal organizational structure, with a set of roles and responsibilities, organized in a pyramidal structure that generates control instances from lower to higher levels, up to the highest decision-making bodies. The following are the areas that conform the structure and a list of their functions:

•	Risks Management Unit.

•	Committees.

•	Reporting Units.

•	Cross-Control Areas.
Risks Management Unit:
This is an area that is independent from the Bank’s business units, in charge of implementing the criteria, policies and procedures defined by the organization within the scope of credit (retail and wholesale), operational and market risk management, with a follow-up
and control of proper application and proposing the actions necessary to the keep quality of risks within the defined goals. One of its main functions is to ensure proper information for the decision-making process at all levels, including relevant risk factors, such as:

•	Active management throughout the life of the risk.

•	Clear processes and procedures.

•	Integrated management of all risks through identification and quantification.

•	Generation, implementation and dissemination of advanced decision-making support tools.
Committees
Committees are the governance bodies through which risks are treated.
Reporting Units
The Reporting Units are in charge of control procedures for risk in compliance with Central Bank regulations, determining the risk quota for each segment of economic activity and type of financing, preparing fundamental metrics setting forth the principles and general risk profile in the statement of Appetite for Risk. In addition, it is in charge of generating reports for the Risks Management Unit for decision-making process in accordance with internal credit policies and control organizations’ policies, reviewing processes and proposing alternatives.

Cross-Control Areas
The Group also has cross-control areas, such as: Internal Audit, Regulatory Compliance and Internal Control.
Risk Appetite Framework
Risk appetite is a key element which provides the Group with a comprehensive framework to determine the risks and level of risks, expressed in terms of capital, liquidity, profitability, income recurrence, risk costs or other metrics.
Risk appetite is expressed through a statement containing the general principles for the Group’s strategy and quantitative metrics.
Stress Testing
The evaluation of the Group’s financial position under a severe but plausible scenario requires the simulation of scenarios to estimate the potential impact on the value of portfolios, profitability, solvency and liquidity.
Credit risk
It is the most important risk for the Group and includes counterparty risk, issuer risk, settlement risk and country risk management.
Strategy and processes
BBVA Argentina develops its credit risk strategy defining the goals that will guide its granting activities, the policies to be adopted and the necessary practices and procedures to carry out those activities.
Additionally, the Risks Management Department, together with the rest of the Bank’s Management Departments, annually develops a budget process, which includes the main variables of credit risk:

•	Expected growth per portfolio and product.

•	Evolution of default ratio.

•	Evolution of write-off portfolios.
This way, the expected standard credit risk values are set for a term of one year. Afterwards, the real values obtained are compared with that budget, to assess the growth of the portfolio and its quality.
Also, maximum limits or exposures per economic activity are formalized, pursuant to the Group’s placement strategy, which are used to follow up credit portfolios. In case of deviations from the set limits, these are analyzed by the Risks
Follow-Up
Committees to take the necessary measures.
Origination
BBVA Argentina has credit risk origination policies in place, to define the criteria to obtain quality assets, establish risk tolerance levels and alignment of the credit activities with the strategy of BBVA Argentina and in accordance with the Group. The policy of accepting risks is therefore organized into three different levels within the Group:

•	Analysis of the financial risk of the transaction, based on the debtor’s capacity for repayment or funds generation.

•	The constitution of guarantees that are adequate, or at any rate generally accepted, for the risk assumed, in any of the generally accepted forms: monetary, secured, personal or hedge guarantees.

•	Assessment of the repayment risk (asset liquidity) of the guarantees received.
Monitoring
The main monitoring procedures carried out by the various Banking areas are:

•
Monitoring of the limit granted: Since customer profiles vary over time, the limits of products contracted are periodically reviewed for the purpose of broadening, reducing or suspending the limit assigned, based on the risk situation.

•
Maintenance of
pre-approved
limits: Customers’ characteristics, vary over time. Therefore, there is periodical maintenance of the pre-approved
limits, taking into consideration changes in a customer’s situation (position of asset and liability and relationship). Likewise, there is a periodic follow-up
of the evolution of the
pre-approved
limit amount for the purpose of controlling and ensuring the risk assigned in accordance with the desired risk levels.

•
Monitoring of rating tools: Rating tools are a reflection of the internal inputs and show the characteristics and biases of such inputs. Therefore, they need a long period to reduce or eliminate those biases through the inclusion of new information, correction of existing information and periodic reviews optimizing the results of back-tests.

•
Portfolio analysis: The portfolio analysis consists of a monitoring process and study of the complete cycle of portfolio risk for the purpose of analyzing the status of the portfolio, identifying potential paths towards improvements in management and forecasting future behavior.

Additionally, the following functions are carried out:

•	Monitoring of specific customers.

•	Monitoring of products.

•	Monitoring of units (branches, areas).

•	Other monitoring actions (samples, control of admission process and risk management, campaigns).
The priority in credit risk monitoring processes is focused mainly on problematic or potentially problematic customers for preventive purposes. The remaining aspects, the monitoring of products, units and other monitoring actions, are supplementary to the specific monitoring of customers.
Recovery
BBVA Argentina also has a Recoveries Area within Risk Management to mitigate the severity of credit portfolios, both regarding the Bank and its subsidiaries, as well as to provide the results directly through collections of write-off
portfolios and indirectly through collections of active portfolios, which imply a reduction of allowances.
Scope and nature of information and/or risk measurement systems
BBVA Argentina has several tools to be used in credit risk management for effective risk control and to facilitate the entire process. The periodic reports are:

•	Progress of Risks.

•	Payment Schedules.

•	Ratings.

•	Dashboard.

•	Early Alerts System.

•	Quarterly tools follow-up sheet.

Exposure to credit risk
The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees under IFRS 9 with stage allocation by asset classification as of December 31, 2022 and 2021 is provided below:

Credit risk exposure	December 31, 2022	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	178,836,392	178,836,392	—	—

Financial assets at amortized cost	893,852,150	771,059,294	110,212,064	12,580,792

Debt securities	44,527,097	—	44,527,097	—

Wholesale	390,097,138	370,966,529	17,078,867	2,051,742

- Business	168,544,650	157,101,387	9,820,911	1,622,352
- Corporate and Investment Banking	113,352,612	107,308,134	6,044,465	13
- Institutional and international	60,557	2,803	57,175	579
- MSMEs	49,397,216	47,812,102	1,156,316	428,798
- Others	58,742,103	58,742,103	—	—

Retail	406,663,113	347,527,963	48,606,100	10,529,050

- Advances	1,077,336	589,908	317,253	170,175
- Credit cards	264,209,007	227,101,438	32,947,827	4,159,742
- Personal loans	70,941,377	62,527,232	4,400,529	4,013,616
- Pledge loans	27,158,478	25,608,568	738,283	811,627
- Mortgages	42,381,694	30,819,975	10,188,965	1,372,754
- Receivables from financial leases	863,298	848,954	13,208	1,136
- Others	31,923	31,888	35	—

Reverse repurchase agreements	52,564,802	52,564,802	—	—

- BCRA repos	52,564,802	52,564,802	—	—

Financial assets at fair value through other comprehensive income	617,275,646	474,743,734	142,531,912	—

Debt securities	617,275,646	474,743,734	142,531,912	—

Total financial assets risk	1,689,964,188	1,424,639,420	252,743,976	12,580,792

Loan commitments and financial guarantees	213,378,338	194,902,377	18,408,859	67,102

Wholesale	39,880,930	35,314,905	4,554,978	11,047

- Business	14,963,751	12,225,728	2,734,023	4,000
- Corporate and Investment Banking	17,460,813	16,646,205	814,608	—
- Institutional and international	3,682,576	2,937,612	744,964	—
- MSMEs	3,773,790	3,505,360	261,383	7,047

Retail	173,497,408	159,587,472	13,853,881	56,055

- Advances	9,790,301	9,371,002	417,935	1,364
- Credit cards	162,959,370	149,659,487	13,259,575	40,308
- Mortgages	677,186	490,752	172,051	14,383
- Others	70,551	66,231	4,320	—

Total loan commitments and financial guarantees	213,378,338	194,902,377	18,408,859	67,102

Total credit risk exposure	1,903,342,526	1,619,541,797	271,152,835	12,647,894

Credit risk exposure	December 31, 2021	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	276,574,172	276,574,172	—	—

Financial assets at amortized cost	1,116,858,224	966,901,255	131,216,445	18,740,524

Debt securities	43,956,008	—	43,956,008	—

Wholesale	345,853,117	308,661,046	30,406,084	6,785,987

- Business	149,451,501	129,739,961	16,530,105	3,181,435
- Corporate and Investment Banking	111,945,948	96,263,799	12,311,878	3,370,271
- Institutional and international	2,703	1,938	97	668
- MSMEs	44,436,903	42,639,286	1,564,004	233,613
- Others	40,016,062	40,016,062	—	—

Retail	459,114,122	390,305,232	56,854,353	11,954,537

- Advances	1,219,920	802,622	229,340	187,958
- Credit cards	294,222,503	259,546,715	30,109,986	4,565,802
- Personal loans	78,598,056	61,477,071	11,810,633	5,310,352
- Pledge loans	34,642,733	33,086,389	696,214	860,130
- Mortgages	49,793,250	34,783,933	14,007,771	1,001,546
- Receivables from financial leases	625,315	597,280	409	27,626
- Others	12,345	11,222	—	1,123

Reverse repurchase agreements	267,934,977	267,934,977	—	—

- BCRA repos	267,934,977	267,934,977	—	—

Financial assets at fair value through other comprehensive income	325,381,377	212,427,417	112,953,960	—

Debt securities	325,381,377	212,427,417	112,953,960	—

Total financial assets risk	1,718,813,773	1,455,902,844	244,170,405	18,740,524

Loan commitments and financial guarantees	173,409,861	160,736,610	12,597,776	75,475

Wholesale	32,989,030	28,361,124	4,610,616	17,290

- Business	15,204,636	13,010,025	2,184,410	10,201
- Corporate and Investment Banking	10,551,603	9,435,127	1,116,476	—
- Institutional and international	4,165,682	3,294,538	871,144	—
- MSMEs	3,067,109	2,621,434	438,586	7,089

Retail	140,420,831	132,375,486	7,987,160	58,185

- Advances	13,781,897	13,379,892	401,687	318
- Credit cards	125,774,817	118,383,977	7,333,974	56,866
- Mortgages	802,068	550,949	250,118	1,001
- Others	62,049	60,668	1,381	—

Total loan commitments and financial guarantees	173,409,861	160,736,610	12,597,776	75,475

Total credit risk exposure	1,892,223,634	1,616,639,454	256,768,181	18,815,999

Information on the credit quality of assets
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2022 and 2021 is provided below:

Credit quality analysis	December 31, 2022	December 31, 2021
Cash and cash equivalents
- Low risk	178,836,392	276,574,172

Total cash and cash equivalents	178,836,392	276,574,172

Wholesale
- Low risk	375,070,574	284,644,882
- Medium risk	36,222,695	80,435,704
- High risk	16,622,010	6,958,284
- Non performing	2,062,789	6,803,277

Total wholesale	429,978,068	378,842,147

Retail
- Low risk	443,083,288	455,348,908
- Medium risk	120,527,862	129,498,496
- High risk	5,964,266	2,674,827
- Non performing	10,585,105	12,012,722

Total retail	580,160,521	599,534,953

Reverse repurchase agreement
- BCRA repos (CCC+)	52,564,802	267,934,977

Total reverse repurchase agreement	52,564,802	267,934,977

Debt securities
- BCRA Liquidity Bills (CCC+)	471,020,799	209,779,172
- Government securities (CCC-)	187,059,009	156,909,968
- Corporate bonds (B)	3,722,935	1,775,426
- Corporate bonds (CCC+)	—	872,819

Total debt securities	661,802,743	369,337,385

Total credit risk exposure	1,903,342,526	1,892,223,634

The amounts included in the table above represent the Entity’s maximum exposure to credit risk as of December 31, 2022, without taking account of any collateral held or other credit enhancements. In order to mitigate credit risk, the value of the collateral held as security and other credit enhancements, as of December 31, 2022, amounted to 349,876,983, and therefore the Entity’s net exposure amounted to 1,553,465,543.
Mitigation of credit risk, collateralized credit risk and other credit enhancements
In most cases, maximum credit risk exposure is reduced by collateral, credit enhancements and other actions which mitigate the Group’s exposure. The Group applies a credit risk hedging and mitigation policy deriving from a banking approach focused on relationship banking. The existence of guarantees could be a necessary but not sufficient instrument for accepting risks, as the assumption of risks by the Group requires prior evaluation of the debtor’s capacity for repayment, or that the debtor can generate sufficient resources to allow the amortization of the risk incurred under the agreed terms.
The procedures for the management and valuation of collateral following the Corporate Policies (retail and wholesale), which establish the basic principles for credit risk management, including the management of collaterals assigned in transactions with customers.
The methods used to value the collateral are in line with the best market practices and imply the use of appraisal of real-estate collateral, the market price in market securities, the trading price of shares in investment funds, etc. All the collaterals received must be correctly assigned and entered in the corresponding register.
The following are the principal types of collateral managed by BBVA Argentina

•	Guarantees: It includes sureties or unsecured instruments.

•	Joint and several guarantee: upon default on payment, the creditor may collect the unpaid amount from either the debtor or the surety.

•	Joint guarantee: in this case the guarantors and debt-holders are liable in proportion to their interest in the company / transaction and restricted to such amount or percentage.

•	Security interest: it includes guarantees based on tangible assets, which are classified as follows:

•
Mortgages: a mortgage does not change the debtor’s unlimited liability, who is fully liable. They are documented pursuant to the Group’s internal regulations for such purposes and are duly registered. Also, there is an independent appraisal, at market value, which enables a prompt sale.

•
Pledges: this includes chattel mortgages of motor vehicles or machinery, as well as liens on time deposits and investment funds. To be accepted, they shall be effective upon realization accordingly, be properly documented and approved by the Legal Services area.

Loan commitments
To meet the specific financial needs of customers, the Group’s credit policy also includes, among others, the granting of financial guarantees, letters of credit and lines of credit through checking account overdrafts and credit cards. Although these transactions are not recognized in the Consolidated Statement of Financial Position, because they imply a potential liability for the Group, they expose the Group to credit risks in addition to those recognized in the Consolidated Statement of Financial Position and are, therefore, an integral part of the Group’s total risk.
Main types of guarantors
The Group defines that the collateral shall be direct, explicit, irrevocable and unconditional in order to be accepted as risk mitigation. Furthermore, regarding admissible guarantors, BBVA Argentina accepts financial institutions (local or foreign), public entities, stock exchange companies, resident and non-resident
companies, including insurance companies.
Credit quality of financial assets that are neither past due nor impaired
The Group has tools (“scoring” and “rating”) that enable it to rank the credit quality of its transactions and customers based on an assessment and its correspondence with the PD scales. To analyze the performance of PD, the Group has a series of tracking tools and historical databases that collect the relevant internally generated information. These tools can be grouped together into scoring and rating models, being the main difference between ratings and scorings is that the latter are used to assess retail products, while ratings use a wholesale banking customer approach.
These different levels and their PD were calculated by using as a reference the rating scales and default rates. These calculations establish the PD levels for the Bank’s Master Rating Scale. Although this scale is common to the entire Group, the calibrations (mapping scores to PD sections/Master Rating Scale levels) are carried out at the country level.
Financial risks
The Financial Risks Management of the Risks Management area applies the criteria, policies and procedures defined by the Board of Directors to manage, with a follow-up
and control of its proper application, and proposing the necessary actions to maintain the quality of risk within the defined appetite for risk.

The financial risks management model of BBVA Argentina consists of the Market Risks and Structural Risks and Economic Capital Areas, which are coordinated for the control and follow-up
of risks.
The management of these risks is in line with the basic principles of the Basel Committee on Banking Supervision, with a comprehensive process to identify, measure, monitor and control risks.
The organization of financial risks is completed with a scheme of committees in which it participates, for the purpose of having an agile management process integrated into the treatment of the various risks.
Among others:

•	Assets and liabilities Committee (ALCO).

•	Risk Management Committee (RMC).

•	Financial Risks Committee (FRC).
BBVA Argentina has many tools and systems to manage and
follow-up
market risk, to achieve effective risk control and treatment.
Market risk
BBVA Argentina considers market risk as the likelihood of losses of value of the trading portfolio as a consequence of adverse changes in market variables affecting the valuation of financial products and instruments.
The main market risk factors the Group is exposed to are as follows:

•	Interest rate risk: From exposure to changes in the various interest rate curves.

•
Foreign exchange risk: From changes in the various foreign exchange rates. All positions in a currency other than the currency of the consolidated statements of financial position create foreign exchange risk.

The main market risk metric is Value at Risk (“VaR”), a parameter to estimate the maximum loss expected for the trading portfolio positions with a 99% confidence level and a time horizon of 1 day.
Current management structure and procedures in force include the follow-up
of a limits and alerts scheme in terms of VaR, economic capital, stress and stop loss.
The market risk measurement model is periodically validated through Back-Testing to determine the quality and precision of the VaR estimate.
The Market Risk management model contemplates procedures for communication in the event the risks levels defined are exceeded, establishing specific communication and acting circuits based on the exceeded threshold.
The market risk measurement perimeter is the trading portfolio (trading book) managed by the Global Markets unit. This portfolio mainly consists of:

•	Argentine Government Securities.

•	BCRA Liquidity Bills

•	Corporate Bonds.

•	Foreign exchange spot.

•	Derivatives (Exchange rate Futures and Forwards and Interest rate swaps).
The following tables show the trading portfolio total VaR and VaR per risk factors based on daily VaR information:
VaR (in millions of pesos)

	Year ended December 31, 2022	Year ended December 31, 2021
Average	141.13	222.66
Minimum	48.71	37.04
Maximum	263.07	504.43
Closing	112.22	88.76

VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2022	Year ended December 31, 2021
Average	157.79	211.15
Minimum	49.32	5.75
Maximum	298.07	503.39
Closing	121.29	90.95

VaR foreign exchange rate	Year ended December 31, 2022	Year ended December 31, 2021
Average	1.05	43.11
Minimum	-0.47	0.99
Maximum	65.11	157.89
Closing	0.15	1.29
Currency risk
The position in foreign currency is shown below:

	Total as of December 31, 2022	As of December 31, 2022 (per currency)				Total as of December 31, 2021
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	248,413,103	241,650,711	6,289,801	34,874	437,717	291,823,571
Financial assets at fair value through profit or loss - Debt securities	3,520,000	3,520,000	—	—	—	—
Other financial assets	19,230,506	19,225,936	4,570	—	—	16,582,433
Loans and advances	38,533,754	38,396,582	137,172	—	—	37,076,763
Financial assets at fair value through other comprehensive income - Debt securities	5,466,376	5,466,376	—	—	—	4,185,662
Financial assets at fair value through other comprehensive income - Equity instruments	60,251	60,251	—	—	—	69,822

TOTAL ASSETS	315,223,990	308,319,856	6,431,543	34,874	437,717	349,738,251

LIABILITIES
Deposits	286,006,802	281,212,547	4,794,255	—	—	323,807,648
Other financial liabilities	21,896,248	20,919,414	855,481	—	121,353	20,014,128
Bank loans	1,109,729	1,023,014	86,715	—	—	991,012
Other liabilities	11,786,828	6,227,565	5,559,263	—	—	8,421,778

TOTAL LIABILITIES	320,799,607	309,382,540	11,295,714	—	121,353	353,234,566

NET LIABILITIES	(5,575,617)	(1,062,684)	(4,864,171)	34,874	316,364	(3,496,315)

The notional values of forward transactions, foreign currency forwards and interest rate swaps are detailed in Note 5.2.
Interest rate risk
Structural interest risk (SIR) gathers the potential impact of market interest rate variations on the margin of interest and the equity value of BBVA Argentina.
The process to manage this risk has a limits structure to keep the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors.
Within the core metrics used for measurement,
follow-up
and control, the following stand out:

•	Margin at Risk (MaR): quantifies the maximum loss which may be recorded in the financial margin projected for 12 months under the worst case scenario of rate curves for a certain level of confidence.

•	Economic Capital (EC): quantifies the maximum loss which may be recorded in the economic value of the Group under the worst case scenario of rate curves for a certain level of confidence.
The Group additionally carries out an analysis of sensitivity of the economic value and the financial margin for parallel variations by +/- 100 basis points over interest rates.
The following table shows the sensitivity of the economic value (SEV), to +100 basis points variation presented as a proportion of Core Capital:
SEV +100 bps

	December 31, 2022	December 31, 2021
Closing	0.62%	0.95%
Minimum	0.62%	0.54%
Maximum	1.42%	1.34%
Average	1.00%	0.81%
The following table shows the sensitivity of the financial margin (SFM), to
-100
basis points variation presented as a percentage of
12-month
forecast net interest income:
SFM
-100
bps

	December 31, 2022	December 31, 2021
Closing	0.47%	0.97%
Minimum	0.43%	0.72%
Maximum	1.01%	1.22%
Average	0.75%	0.95%
Liquidity and financing risk
Liquidity risk is defined as the possibility of the Group not efficiently meeting its payment obligations without incurring significant losses which may affect its daily operations or its financial standing.
The short-term purpose of the liquidity and financing risk management process at BBVA Argentina is to timely and duly address payment commitments agreed, without resorting to additional funding deteriorating the Group’s reputation or significantly affecting its financial position, keeping the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors. In the medium and long term, to watch for the suitability of the financial structure of the Bank and its evolution, according to the economic situation, the markets and regulatory changes.
Within the core metrics used for measurement,
follow-up
and control of this risk, management considers the following to be most relevant:

LtSCD: (Loan to Stable Customers Deposits), measures the relationship between the net credit investment and the customers’ stable resources, and is set forth as the key metric of appetite for risk. The goal is to preserve a stable financing structure in the medium and long term.
Below are the Bank’s LtSCD ratios as of the dates indicated:

	December 31, 2022	December 31, 2021
LtSCD Closing	58.0%	58.1%
Max	62.8%	61.8%
Min	54.6%	52.7%
Avg	58.6%	57.7%
LCR: (Liquidity Coverage Ratio), BBVA Argentina calculates the liquidity coverage coefficient daily by measuring the relation between high quality liquid assets and total net cash outflows during a
30-day
period.
Below are the Bank’s LCR ratios as of the dates indicated:

	December, 2022	December, 2021
LCR Closing	348%	320%
Max	348%	346%
Min	223%	304%
Avg	278%	320%
The following chart shows the concentration of deposits as of December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	97,819,282	7.45%	147,859,331	10.72%
50 following largest customers	141,088,812	10.74%	153,801,795	11.15%
100 following largest customers	53,449,577	4.07%	66,893,598	4.85%
Rest of customers	1,021,462,557	77.74%	1,011,235,286	73.28%

TOTAL	1,313,820,228	100.00%	1,379,790,010	100.00%

The following chart shows the breakdown by contractual maturity of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2022 and 2021:

	Assets (*)		Liabilities (*)
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Up to 1 month (**)	371,517,021	365,856,606	1,260,157,221	1,364,434,848
From more than 1 month to 3 month	121,434,474	111,445,237	107,111,751	69,831,480
From more than 3 month to 6 month	91,326,749	91,197,252	110,068,684	110,144,027
From more than 6 month to 12 month	75,946,906	91,402,986	4,300,628	5,806,892
From more than 12 month to 24 month	80,308,421	75,726,097	3,336,028	6,510,574
More than 24 months	139,087,706	125,988,194	5,046,027	7,152,401

TOTAL	879,621,277	861,616,372	1,490,020,339	1,563,880,222

(*)	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(**)	The Bank has liquid assets such as cash and cash equivalents (Note 4), reverse repurchase agreements (Note 6.3) and BCRA liquidity bills (Note 10.1), among others, to settle its liabilities.
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2022	December 31, 2021
Up to 1 month	837,387,924	571,695,645
From more than 1 month to 3 month	6,440,802	2,686,685
From more than 3 month to 6 month	4,724,639	1,100,387
From more than 6 month to 12 month	2,443,748	1,063,368
From more than 12 month to 24 month	506,280	265,392
More than 24 months	914,400	1,231,833

TOTAL	852,417,793	578,043,310

The amounts of the Bank’s financial assets and liabilities, which were expected to be collected or paid twelve months after the closing date as of December 31, 2022 and 2021 are set forth below:

	December 31, 2022	December 31, 2021
Financial assets
Loans and advances	219,396,127	201,714,290
Debt securities	1,683,443,548	48,990,253
Other financial assets	7,576,707	15,392,699

Total	1,910,416,382	266,097,242

Financial liabilities
Other financial liabilities	5,915,713	8,398,830
Bank loans	2,388,669	5,019,080
Debt securities issued	—	195,952
Deposits	77,673	49,113

Total	8,382,055	13,662,975